Guarantees, commitments and risks (Tables)	12 Months Ended
Dec. 31, 2021
Guarantees, commitments and risks
Schedule of guarantees

(€ million)	December 31, 2021	December 31, 2020
Consolidated subsidiaries	6,432	4,758
Unconsolidated subsidiaries	190	176
Joint ventures and associates	3,358	3,800
Others	180	150
	10,160	8,884

Schedule of commitments and risks

(€ million)	December 31, 2021	December 31, 2020
Commitments	75,201	69,998
Risks	934	600
	76,135	70,598

Schedule of expected payments for finance debts and lease liabilities

The table below summarizes the Group main contractual obligations for finance debt and lease liability repayments, including expected payments for interest charges and liabilities for derivative financial instruments.

	Maturity year
						2027 and
(€ million)	2022	2023	2024	2025	2026	thereafter	Total
December 31, 2021
Non-current financial liabilities (including the current portion)	1,903	4,339	2,272	2,616	3,910	10,668	25,708
Current financial liabilities	2,299	—	—	—	—	—	2,299
Lease liabilities	920	688	565	508	481	2,147	5,309
Fair value of derivative instruments	12,911	3	61	—	23	28	13,026
	18,033	5,030	2,898	3,124	4,414	12,843	46,342
Interest on finance debt	475	462	386	359	286	905	2,873
Interest on lease liabilities	282	247	214	184	155	681	1,763
	757	709	600	543	441	1,586	4,636
Financial guarantees	1,599	—	—	—	—	—	1,599

	Maturity year
						2026 and
(€ million)	2021	2022	2023	2024	2025	thereafter	Total
December 31, 2020
Non-current financial liabilities (including the current portion)	1,697	1,518	3,469	2,049	2,730	12,232	23,695
Current financial liabilities	2,882	—	—	—	—	—	2,882
Lease liabilities	815	593	503	442	413	2,218	4,984
Fair value of derivative instruments	1,609	26	13	50	—	73	1,771
	7,003	2,137	3,985	2,541	3,143	14,523	33,332
Interest on finance debt	502	473	461	387	360	1,164	3,347
Interest on lease liabilities	295	252	219	192	165	748	1,871
	797	725	680	579	525	1,912	5,218
Financial guarantees	1,072	—	—	—	—	—	1,072

Schedule of trade and other payables by maturity

	Maturity year
			2027 and
(€ million)	2022	2023 – 2026	thereafter	Total
December 31, 2021
Trade payables	16,795	—	—	16,795
Other payables and advances	4,925	112	109	5,146
	21,720	112	109	21,941

	Maturity year
			2026 and
(€ million)	2021	2022 – 2025	thereafter	Total
December 31, 2020
Trade payables	8,679	—	—	8,679
Other payables and advances	4,257	111	94	4,462
	12,936	111	94	13,141

Schedule of principal contractual obligations

	Maturity year
						2027 and
(€ million)	2022	2023	2024	2025	2026	thereafter	Total
Decommissioning liabilities(a)	370	298	448	377	436	10,594	12,523
Environmental liabilities	376	346	297	245	178	706	2,148
Purchase obligations(b)	28,862	20,394	17,062	13,873	11,157	67,751	159,099
- Gas
. take-or-pay contracts	25,874	19,547	16,344	13,483	10,934	67,377	153,559
. ship-or-pay contracts	866	487	443	379	217	351	2,743
- Other purchase obligations	2,122	360	275	11	6	23	2,797
Other obligations	2	—	—	—	—	104	106
- Memorandum of intent - Val d’Agri	2	—	—	—	—	104	106
Total (c)	29,610	21,038	17,807	14,495	11,771	79,155	173,876
(a)	Represents the estimated future costs for the decommissioning of oil and natural gas production facilities at the end of the producing lives of fields, well-plugging, abandonment and site restoration.
(b)	Represents any agreement to purchase goods or services that is enforceable and legally binding and that specifies all significant terms.
(c)	Total future payments for contractual commiments includes obligations of companies held for sale for €67 million.

Schedule of committed projects

The amounts shown in the table below include committed expenditures to execute certain environmental projects.

	Maturity year
					2026 and
(€ million)	2022	2023	2024	2025	thereafter	Total
Committed projects	5,107	3,712	2,273	1,420	2,336	14,848

Schedule of carrying amount of financial instruments and relevant economic and equity effect

	2021			2020
		Income (expense)			Income (expense)
		recognized in			recognized in
		Profit			Profit
	Carrying	and loss		Carrying	and loss
(€ million)	amount	account	OCI	amount	account	OCI
Financial instruments at fair value with effects recognized in profit and loss account
Financial assets held for trading(a)	6,301	11	—	5,502	31	—
Non-hedging and trading derivatives(b)	(611)	597	—	(19)	(415)	—
Other investments valued at fair value(c)	1,294	230	105	957	150	24
Receivables and payables and other assets/liabilities valued at amortized cost
Trade receivables and other(d)	19,124	(226)	—	10,955	(213)	—
Financing receivables(e)	6,140	39	—	1,207	99	—
Securities(a)	53	—	—	55	—	—
Trade payables and other(a)	21,941	(80)	—	13,141	(31)	—
Financing payables(f)	27,794	(250)	—	26,686	(632)	—
Net assets (liabilities) for hedging derivatives(g)	96	(215)	(1,264)	(52)	(941)	661
(a)	Income or expense were recognized in the profit and loss account within "Finance income (expense)".
(b)

In the profit and loss account, economic effects were recognized as income within "Other operating income (loss)” for €903 million (expense for €766 million in 2020) and as expense within “Finance income (expense)" for €306 million (income for €351 million in 2020).

(c)	Income or expense were recognized in the profit and loss account within "Income (expense) from investments - Dividends".
(d)

Income or expense were recognized in the profit and loss account as net impairment losses within "Net (impairment losses) reversal of trade and other receivables" for €279 million (net impairment losses for €226 million in 2020) and as income within "Finance income (expense)" for €53 million (income for €13 million in 2020), including interest income calculated on the basis of the effective interest rate of €18 million (interest income for €22 million in 2020).

(e)

In the profit and loss account, income or expense were recognized as income within "Finance income (expense)", including interest income calculated on the basis of the effective interest rate of €53 million (income for €92 million in 2020) and net impairment losses for €25 million (net impairment losses for €1 million in 2020).

(f)

In the profit and loss account, income or expense were recognized as expense within "Finance income (expense)", including interest expense calculated on the basis of the effective interest rate of €487 million (interest expense for €531 million in 2020).

(g)	In the profit and loss account, income or expense were recognized within "Sales from operations" and "Purchase, services and other".

Schedule of disclosures about offsetting of financial instruments

		Gross amount
		of financial
	Gross amount	assets and	Net amount of
	of financial	liabilities	financial
	assets and	subject to	assets and
(€ million)	liabilities	offsetting	liabilities
December 31, 2021
Financial assets
Trade and other receivables	20,461	1,611	18,850
Other current assets	20,791	7,157	13,634
Other non-current assets	1,031	2	1,029
Financial liabilities
Trade and other liabilities	23,331	1,611	21,720
Other current liabilities	22,913	7,157	15,756
Other non-current liabilities	2,248	2	2,246

December 31, 2020
Financial assets
Trade and other receivables	11,681	755	10,926
Other current assets	3,719	1,033	2,686
Other non-current assets	1,253	—	1,253
Financial liabilities
Trade and other liabilities	13,691	755	12,936
Other current liabilities	5,905	1,033	4,872
Other non-current liabilities	1,877	—	1,877

Interest rate risk and currency risk
Guarantees, commitments and risks
Schedule of market risk

The following tables show amounts in terms of VaR, recorded in 2021 (compared with 2020), relating to interest rate and exchange rate risks in the first section and commodity risk (aggregated by type of exposure). Regarding the management of strategic liquidity, the table reports the sensitivity to changes in interest rate.

(Value at risk - parametric method variance/covariance; holding period: 20 days; confidence level: 99%)

	2021				2020
(€ million)	High	Low	Average	At year end	High	Low	Average	At year end
Interest rate(a)	11.04	1.29	3.32	3.66	7.39	1.18	2.93	1.34
Exchange rate(a)	0.28	0.11	0.18	0.12	0.48	0.10	0.28	0.18
(a)

Value at risk deriving from interest and exchange rates exposures include the following finance departments: Eni Corporate Finance Department, Eni Finance International SA, Banque Eni SA and Eni Finance USA Inc.

Commodity price risk
Guarantees, commitments and risks
Schedule of market risk

(Value at risk — Historic simulation method; holding period: 1 day; confidence level: 95%)

	2021				2020
(€ million)	High	Low	Average	At year end	High	Low	Average	At year end
Commercial exposures – Management Portfolio(a)	42.76	2.91	23.80	2.91	16.10	3.02	8.50	3.02
Trading (b)	1.03	0.12	0.37	0.20	1.57	0.10	0.52	0.25
(a)

Refers to Global Gas & LNG Portfolio business area, Power Generation & Marketing, Green\Traditional Refining & Marketing, Eni gas e luce, Eni Trading & Biofuels, Eni Global Energy Markets (commercial portfolio). VaR is calculated on the so-called Statutory view, with a time horizon that coincides with the year considering all the volumes delivered in the year and the relevant financial hedging derivatives. Consequently, during the year the VaR pertaining to GGP, Power G&M, GTR&M and EGL during the year presents a decreasing trend following the progressive reaching of the maturity of the positions within the annual horizon.

(b)

Cross-commodity proprietary trading, through financial instruments, refers to Eni Trading & Biofuels and Eni Global Energy Markets (London-Bruxelles-Singapore) and Eni Trading & Shipping Inc (Houston).

Strategic liquidity risk
Guarantees, commitments and risks
Schedule of market risk

(Sensitivity — Dollar value of 1 basis point — DVBP)

	2021				2020
(€ million)	High	Low	Average	At year end	High	Low	Average	At year end
Strategic liquidity(a)	0.40	0.29	0.33	0.30	0.37	0.29	0.32	0.30
(a)	Management of strategic liquidity portfolio starting from July 2013.

(Sensitivity — Dollar value of 1 basis point — DVBP)

	2021				2020
(€ million)	High	Low	Average	At year end	High	Low	Average	At year end
Strategic liquidity(a)	0.14	0.05	0.11	0.13	0.07	0.03	0.05	0.05
(a)	Management of strategic liquidity portfolio in $ currency starting from August 2017.